Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Schedule of Supplemental Balance Sheet Information Related to Leases [Abstract]
Right-of-use assets	$ 540,172	$ 725,903
Operating lease liabilities	$ 391,092	$ 768,185